AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.  2450 South Shore Boulevard, League
                                             City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                               Allan W. Matthews
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
             Gordon D. Dixon, Vice President and Portfolio Manager
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE/DEFENSE--1.46%
Boeing Company                                         4,800  $   200,700
Goodrich (B.F.) Company                                3,136      106,820
                                                              -----------
                                                                  307,520
AUTO & TRUCK MANUFACTURERS--0.86%
Ford Motor Company                                     1,500       64,500
General Motors Corporation                             2,000      116,125
                                                              -----------
                                                                  180,625
AUTO PARTS MANUFACTURERS--0.32%
Dana Corporation                                       3,100       65,681
Visteon Corporation                                      196        2,381
                                                              -----------
                                                                   68,062
BANKS--2.34%
Bank of America Corporation                            2,000       86,000
Comerica, Incorporated                                 1,350       60,581
Morgan (J.P.) & Company                                  500       55,063
PNC Financial Services Group                           1,600       75,000
U.S. Bancorp                                           5,200      100,100
Wells Fargo Company                                    3,000      116,250
                                                              -----------
                                                                  492,994
BEVERAGES--2.13%
Anheuser-Busch Companies, Incorporated                 6,000      448,125

BIO/SPECIALTY PHARMACEUTICALS--3.16%
Amgen Incorporated*                                    1,600      112,400
Biogen, Incorporated*                                  1,000       64,500
Enzon, Incorporated*                                   2,600      110,500
Genentech, Incorporated*                                 600      103,200
Immunex Corporation*                                   1,900       93,931
Pharmacia Corporation                                  3,500      180,906
                                                              -----------
                                                                  665,437
CHEMICALS--0.53%
Praxair, Incorporated                                  3,000      112,312

COMMUNICATION EQUIPMENT--4.01%
Lucent Technologies, Incorporated                      5,025      297,731
Nortel Networks Corporation                            8,000      546,000
                                                              -----------
                                                                  843,731
COMPUTER RELATED--8.68%
Apple Computer, Incorporated*                          3,800      199,025
Cisco Systems, Incorporated*                           7,000      444,938
EMC Corporation*                                       7,200      553,950
Network Appliance, Incorporated*                         600       48,300
Sun Microsystems, Incorporated*                        6,400      582,000
                                                              -----------
                                                                1,828,213

COMMON STOCK                                         SHARES      VALUE
COMPUTER SOFTWARE/SERVICES--6.28%
Exodus Communications, Incorporated*                     800  $    36,850
Inktomi Corporation*                                     400       47,300
Microsoft Corporation*                                 5,200      416,000
Novell, Incorporated*                                 12,000      111,000
Oracle Corporation*                                      800       67,250
Peregrine Systems, Incorporated*                       1,000       34,687
QLogic Corporation*                                      500       33,031
VERITAS Software Corporation*                          5,100      576,380
                                                              -----------
                                                                1,322,498
COSMETICS/TOILETRIES--0.54%
Procter & Gamble Company                               2,000      114,500

DIVERSIFIED--0.78%
Minnesota Mining and Manufacturing Company             2,000      165,000

DRUGS--6.75%
American Home Products Corporation                     3,800      223,250
Bristol-Myers Squibb Company                           4,000      233,000
Merck & Company, Incorporated                          2,900      222,212
Pfizer, Incorporated                                  10,425      500,400
Schering-Plough Corporation                            4,800      242,400
                                                              -----------
                                                                1,421,262
ELECTRIC POWER--1.69%
Calpine Corporation*                                   5,400      355,050

ELECTRICAL EQUIPMENT--3.59%
General Electric Company                              11,100      588,300
Solectron Corporation*                                 4,000      167,500
                                                              -----------
                                                                  755,800
ELECTRONICS--0.93%
PMC-Sierra, Incorporated*                                400       71,075
Vitesse Semiconductor Corporation*                       800       58,850
Xilinx, Incorporated*                                    800       66,050
                                                              -----------
                                                                  195,975
EXPLORATION/DRILLING--2.40%
Global Marine, Incorporated*                           2,500       70,469
Kerr-McGee Corporation                                 2,100      123,769
Tidewater, Incorporated                                3,500      126,000
Transocean Sedco Forex Incorporated                      580       30,994
Union Pacific Resources Group, Incorporated            7,000      154,000
                                                              -----------
                                                                  505,232

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
FINANCIAL SERVICES--4.16%
American General Corporation                           2,000  $   122,000
Citigroup, Incorporated                                8,250      497,063
Countrywide Credit Industries, Incorporated            3,000       90,938
Morgan Stanley, Dean Witter, Discover and Company      2,000      166,500
                                                              -----------
                                                                  876,501
FOOD PRODUCERS--2.08%
ConAgra, Incorporated                                  3,000       57,188
IBP, Incorporated                                      2,500       38,594
Interstate Bakeries Corporation                        4,500       63,000
McCormick & Company, Incorporated                      2,000       65,000
Smithfield Foods, Incorporated*                        5,000      140,312
Universal Foods Corporation                            4,000       74,000
                                                              -----------
                                                                  438,094
FOOD RETAILERS--1.44%
Albertson's, Incorporated                              2,600       86,450
Safeway, Incorporated*                                 4,800      216,600
                                                              -----------
                                                                  303,050
FURNITURE/APPLIANCES/TOOLS--0.78%
Black & Decker Corporation                             3,000      117,938
Whirlpool Corporation                                  1,000       46,625
                                                              -----------
                                                                  164,563
HOMEBUILDING/SUPPLIES--0.21%
Centex Corporation                                     1,900       44,650
INSURANCE COMPANIES--1.12%
CIGNA Corporation                                      2,100      196,350
Conseco, Incorporated                                  4,100       39,975
                                                              -----------
                                                                  236,325
LEISURE TIME/GAMING--0.31%
Brunswick Corporation                                  4,000       66,250

MACHINERY/EQUIPMENT--0.35%
Deere & Company                                        2,000       74,000

MEDICAL PRODUCTS/SUPPLIES--1.66%
Beckman Coulter, Incorporated                          2,000      116,750
Medtronic, Incorporated                                1,900       94,644
Molecular Devices Corporation*                         2,000      138,375
                                                              -----------
                                                                  349,769
METALS & MINING--1.03%
Alcoa Incorporated                                     4,000      116,000
Newmont Mining Corporation                             4,700      101,637
                                                              -----------
                                                                  217,637
MANUFACTURING-DIVERSIFIED--1.76%
Tyco International LTD                                 7,800      369,525

COMMON STOCK                                         SHARES      VALUE

NATURAL GAS--1.84%
Enron Corporation                                      6,000  $   387,000

OIL DOMESTIC--0.47%
Unocal Corporation                                     3,000       99,375

OIL INTERNATIONAL--2.58%
BP Amoco p.l.c. ADR                                    2,646      149,664
Chevron Corporation                                    1,000       84,813
Royal Dutch Petroleum Company ADR                      5,000      307,812
                                                              -----------
                                                                  542,289
OIL SERVICES--1.06%
Schlumberger Limited                                   3,000      223,875

RETAIL - GENERAL --1.13%
Federated Department Stores, Incorporated*             2,600       87,750
J. C. Penney Company, Incorporated                     8,100      149,344
                                                              -----------
                                                                  237,094
RETAIL - SPECIALTY--1.06%
Group 1 Automotive, Incorporated*                     10,000      120,000
Lowe's Companies, Incorporated                         2,500      102,656
                                                              -----------
                                                                  222,656
SEMICONDUCTORS--3.60%
Broadcom Corporation (Class A)*                          300       65,681
Conexant Systems, Incorporated*                          500       24,313
Intel Corporation                                      5,000      668,437
                                                              -----------
                                                                  758,431
SPECIALTY PRINTING/SERVICES--0.23%
Banta Corporation                                      2,500       47,344

STEEL--0.26%
USX-U. S. Steel Group                                  3,000       55,688

TELECOM - CELLULAR--0.23%
Nextel Communications, Incorporated (Class A)*           800       48,950

TELECOM - LONG DISTANCE--2.68%
AT&T Corporation                                       8,282      261,931
WorldCom, Incorporated*                                6,600      302,775
                                                              -----------
                                                                  564,706
TELEPHONE--1.40%
Alltel Corporation                                     2,000      123,875
NEXTLINK Communications, Incorporated (Class A)*       1,000       37,938
US West, Incorporated New                              1,554      133,255
                                                              -----------
                                                                  295,068

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
TRUCKING & SHIPPING--0.39%
USFreightways Corporation                              3,300  $    81,056
                                                              -----------
                                  TOTAL COMMON STOCK--78.28%
                                          (Cost $10,725,725)   16,486,232
                                                              -----------

                                                       FACE
COMMERCIAL PAPER                                      AMOUNT
COMPUTER RELATED--2.25%
Compaq Computer Corporation,
 6.80%, 07/05/00                                    $  215,000      214,837
IBM Corporation, 6.75%, 07/03/00                       259,000      258,903
                                                                -----------
                                                                    473,740
ELECTRIC POWER--4.95%
Appalachian Power Company,
 6.97%, 07/19/00                                       912,000      908,820
Penn Power & Light, Incorporated,
 6.93%, 07/11/00                                       134,000      133,742
                                                                -----------
                                                                  1,042,562
FINANCIAL SERVICES--3.69%
Comdisco Incorporated, 6.92%, 7/25/00                  780,000      776,401
                                                       FACE
COMMERCIAL PAPER                                      AMOUNT       VALUE
FOOD PRODUCERS--2.85%
Nabisco Incorporated, 6.80%, 07/06/00               $  600,000  $   599,432

LEISURE TIME/GAMING--2.97%
Mattel, Incorporated, 6.84%, 07/13/00                  627,000      625,567

METALS & MINING --4.74%
Commercial Metals Company,
 7.10%, 07/07/00                                     1,000,000      998,816
                                                                -----------
                                TOTAL COMMERCIAL PAPER--21.45%
                                             (Cost $4,516,518)    4,516,518
                                                                -----------
                                     TOTAL INVESTMENTS--99.73%
                                            (Cost $15,242,243)   21,002,750
                CASH AND OTHER ASSETS, LESS LIABILITIES--0.27%       57,404
                                                                -----------
                                           NET ASSETS--100.00%  $21,060,154
                                                                ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                        SHARES      VALUE
AEROSPACE/DEFENSE--1.75%
Boeing Company                                       2,200   $    91,988
Goodrich (B.F.) Company                              7,800       265,688
                                                             -----------
                                                                 357,676
AUTO & TRUCK MANUFACTURERS--1.96%
Ford Motor Company                                   6,100       262,300
General Motors Corporation                           2,400       139,350
                                                             -----------
                                                                 401,650
AUTO PARTS MANUFACTURERS--0.21%
Dana Corporation                                     1,600        33,900
Visteon Corporation                                    799         9,684
                                                             -----------
                                                                  43,584
BANKS--5.58%
Bank of America Corporation                          6,000       258,000
Comerica, Incorporated                               3,000       134,625
Morgan (J.P.) & Company                              1,500       165,187
PNC Financial Services Group                         2,400       112,500
U.S. Bancorp                                         4,300        82,775
Wells Fargo Company                                 10,000       387,500
                                                             -----------
                                                               1,140,587
BEVERAGES--1.64%
Anheuser-Busch Companies, Incorporated               4,500       336,094

BIO/SPECIALTY PHARMACEUTICALS--0.80%
Amgen Incorporated*                                  1,500       105,375
Biogen, Incorporated*                                  900        58,050
                                                             -----------
                                                                 163,425
CHEMICALS--0.54%
Hercules, Incorporated                               2,300        32,344
Praxair, Incorporated                                2,100        78,619
                                                             -----------
                                                                 110,963
COMMUNICATION EQUIPMENT--2.30%
Lucent Technologies, Incorporated                    2,406       142,555
Nortel Networks Corporation                          4,800       327,600
                                                             -----------
                                                                 470,155
COMPUTER RELATED--6.22%
Cisco Systems, Incorporated*                         7,200       457,650
EMC Corporation*                                     6,800       523,175
Sun Microsystems, Incorporated*                      3,200       291,000
                                                             -----------
                                                               1,271,825
COMPUTER SOFTWARE/SERVICES--1.45%
Microsoft Corporation*                               3,700       296,000

DIVERSIFIED--0.44%
Minnesota Mining and Manufacturing Company           1,100        90,750

DRUGS--7.35%
Bristol-Myers Squibb Company                         4,000       233,000
Merck & Company, Incorporated                        3,500       268,188
Pfizer, Incorporated                                 6,300       302,400
Schering-Plough Corporation                          8,000       404,000
Watson Pharmaceuticals, Incorporated*                5,500       295,625
                                                             -----------
                                                               1,503,213

COMMON STOCK                                        SHARES      VALUE
ELECTRIC POWER--0.84%
Allegheny Energy, Incorporated                         800   $    21,900
DTE Energy Company                                   4,000       122,250
UtiliCorp United, Incorporated                       1,350        26,831
                                                             -----------
                                                                 170,981
ELECTRICAL EQUIPMENT--3.02%
Emerson Electric Company                             1,000        60,375
General Electric Company                            10,500       556,500
                                                             -----------
                                                                 616,875
EXPLORATION/DRILLING--2.05%
Global Marine Incorporated*                          1,600        45,100
Kerr-McGee Corporation                               1,800       106,087
Tidewater, Incorporated                              3,900       140,400
Union Pacific Resources Group, Incorporated          5,846       128,612
                                                             -----------
                                                                 420,199
FINANCIAL SERVICES--7.63%
Citigroup, Incorporated                             13,300       801,325
Countrywide Credit Industries, Incorporated          2,800        84,875
Morgan Stanley, Dean Witter, Discover and Company    8,100       674,325
                                                             -----------
                                                               1,560,525
FOODS PRODUCERS--3.22%
ConAgra, Incorporated                                4,000        76,250
IBP, Incorporated                                    4,500        69,469
Interstate Bakeries Corporation                      4,100        57,400
McCormick & Company, Incorporated                    4,000       130,000
Smithfield Foods, Incorporated*                      4,800       134,700
Universal Foods Corporation                         10,300       190,550
                                                             -----------
                                                                 658,369
FOODS RETAILERS--0.99%
Albertson's, Incorporated                            1,500        49,875
Safeway, Incorporated*                               3,400       153,425
                                                             -----------
                                                                 203,300
FURNITURE/APPLIANCES/TOOLS--1.45%
Black & Decker Corporation                           2,800       110,075
Whirlpool Corporation                                4,000       186,500
                                                             -----------
                                                                 296,575
HOMEBUILDING/SUPPLIES--0.22%
Centex Corporation                                   1,900        44,650

INSURANCE COMPANIES--1.91%
CIGNA Corporation                                    3,600       336,600
Conseco, Incorporated                                5,520        53,820
                                                             -----------
                                                                 390,420
LEISURE TIME/GAMING--0.24%
Brunswick Corporation                                3,000        49,687

MACHINERY/EQUIPMENT--0.36%
Deere & Company                                      2,000        74,000

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                        SHARES      VALUE
MEDICAL PRODUCTS/SUPPLIES--3.46%
Abbott Laboratories                                  6,000   $   267,375
Allergan, Incorporated                               2,100       156,450
Beckman Coulter, Incorporated                        2,400       140,100
Johnson & Johnson                                    1,400       142,625
                                                             -----------
                                                                 706,550
METALS & MINING--0.60%
Phelps Dodge Corporation                             3,300       122,719

MANUFACTURING - DIVERSIFIED--1.76%
Tyco International LTD                               7,600       360,050

NATURAL GAS--2.18%
Enron Corporation                                    6,900       445,050
OIL INTERNATIONAL--7.73%
BP Amoco p.l.c. ADR                                  6,000       339,375
Chevron Corporation                                  3,600       305,325
Exxon Mobil Corporation                              4,500       353,250
Royal Dutch Petroleum Company ADR                    6,000       369,375
Texaco, Incorporated                                 4,000       213,000
                                                             -----------
                                                               1,580,325
OIL SERVICES--0.91%
Schlumberger Limited                                 2,500       186,562
PAPER/FOREST PRODUCTS--0.41%
Glatfelter (P.H.) Company                            8,200        83,538

REAL ESTATE/REITS--3.29%
Centerpoint Properties Corporation                   1,800        73,350
Crescent Real Estate Equities Company                5,000       102,500
Equity Office Properties Trust                      10,000       275,625
Liberty Trust Properties                             8,500       220,469
                                                             -----------
                                                                 671,944
RETAIL - DISCOUNT--0.13%
Kmart Corporation*                                   4,000        27,250

RETAIL - GENERAL--0.88%
Federated Department Stores, Incorporated*           2,500        84,375
J. C. Penney Company, Incorporated                   5,200        95,875
                                                             -----------
                                                                 180,250
RETAIL - SPECIALTY--0.40%
Lowe's Companies, Incorporated                       2,000        82,125

SEMICONDUCTORS--2.09%
Intel Corporation                                    3,200       427,800
SPECIALTY PRINTING/SERVICES--1.01%
Banta Corporation                                    2,200        41,662
Deluxe Corporation                                   7,000       164,937
                                                             -----------
                                                                 206,599

COMMON STOCK                                        SHARES      VALUE
STEEL--0.65%
Allegheny Technologies, Incorporated                 2,000   $    36,000
LTV Corporation                                     14,000        40,250
USX-U. S. Steel Group                                3,000        55,687
                                                             -----------
                                                                 131,937
TELECOM - CELLULAR--1.67%
GTE Corporation                                      5,500       342,375

TELECOM - LONG DISTANCE--1.47%
AT&T Corporation                                     4,691       148,359
WorldCom, Incorporated*                              3,300       151,388
                                                             -----------
                                                                 299,747
TELEPHONE--3.83%
Alltel Corporation                                   3,600       222,975
US West, Incorporated New                            6,527       559,690
                                                             -----------
                                                                 782,665
TOBACCO--2.92%
Philip Morris Companies Incorporated                 9,600       255,000
R.J. Reynolds Tobacco Holdings, Incorporated        11,200       312,900
UST, Incorporated                                    2,000        29,375
                                                             -----------
                                                                 597,275
TRUCKING & SHIPPING--0.36%
USFreightways Corporation                            3,000        73,688
                                                             -----------
                                 TOTAL COMMON STOCK--87.92%
                                         (Cost $14,148,100)   17,979,952
                                                             -----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
COMPUTER RELATED--3.71%
Compaq Computer Corporation, 6.80%, 07/05/00        $210,000      209,841
IBM Corporation, 6.75%, 07/03/00                     550,000      549,794
                                                              -----------
                                                                  759,635
ELECTRIC POWER--2.14%
Appalachian Power Company, 6.97%, 07/19/00           440,000      438,466

FOOD PRODUCERS--1.10%
Nabisco Incorporated, 6.80%, 07/06/00                225,000      224,787

LEISURE TIME/GAMING--4.76%
Mattel, Incorporated, 6.84%, 07/13/00                975,000      972,772
                                                              -----------
                              TOTAL COMMERCIAL PAPER--11.71%
                                           (Cost $2,395,660)    2,395,660
                                                              -----------
                                   TOTAL INVESTMENTS--99.63%
                                          (Cost $16,543,760)   20,375,612
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.37%       75,308
                                                              -----------
                                         NET ASSETS--100.00%  $20,450,920
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES     VALUE
AEROSPACE/DEFENSE--0.65%
Boeing Company                                           400  $   16,725
Goodrich (B.F.) Company                                1,400      47,688
                                                              ----------
                                                                  64,413
AUTO & TRUCK MANUFACTURERS--0.63%
Ford Motor Company                                       500      21,500
General Motors Corporation                               700      40,644
                                                              ----------
                                                                  62,144
AUTO PARTS MANUFACTURERS--0.12%
Dana Corporation                                         500      10,594
Visteon Corporation                                       66         793
                                                              ----------
                                                                  11,387
BANKS--1.73%
Bank of America Corporation                            1,000      43,000
Comerica, Incorporated                                   900      40,388
Morgan (J.P.) & Company                                  200      22,025
PNC Financial Services Group                             400      18,750
U.S. Bancorp                                           1,000      19,250
Wells Fargo Company                                      700      27,125
                                                              ----------
                                                                 170,538
BEVERAGES--0.45%
Anheuser-Busch Companies, Incorporated                   600      44,812

BIO/SPECIALTY PHARMACEUTICALS--0.34%
Amgen Incorporated*                                      300      21,075
Biogen, Incorporated*                                    200      12,900
                                                              ----------
                                                                  33,975
CHEMICALS--0.34%
Hercules, Incorporated                                   500       7,031
Praxair, Incorporated                                    700      26,206
                                                              ----------
                                                                  33,237
COMMUNICATION EQUIPMENT--2.31%
Lucent Technologies, Incorporated                      2,000     118,500
Nortel Networks Corporation                            1,600     109,200
                                                              ----------
                                                                 227,700
COMPUTER RELATED--5.81%
Cisco Systems, Incorporated*                           3,000     190,687
EMC Corporation*                                       2,600     200,038
Sun Microsystems, Incorporated*                        2,000     181,875
                                                              ----------
                                                                 572,600
COMPUTER SOFTWARE/SERVICES--1.86%
Microsoft Corporation*                                   500      40,000
Novell, Incorporated*                                  2,100      19,425
VERITAS Software Corporation*                          1,100     124,317
                                                              ----------
                                                                 183,742
COSMETICS & TOILETRIES--0.70%
Procter & Gamble Company                               1,200      68,700

DIVERSIFIED--0.17%
Minnesota Mining and Manufacturing Company               200      16,500

DRUGS--3.67%
Bristol-Myers Squibb Company                             700      40,775
Merck & Company, Incorporated                            700      53,637
Pfizer, Incorporated                                   3,075     147,600
Schering-Plough Corporation                            1,200      60,600
Watson Pharmaceuticals, Incorporated*                  1,100      59,125
                                                              ----------
                                                                 361,737

COMMON STOCK                                         SHARES     VALUE
ELECTRIC POWER--0.48%
Allegheny Energy, Incorporated                           400  $   10,950
DTE Energy Company                                       700      21,394
UtiliCorp United, Incorporated                           750      14,906
                                                              ----------
                                                                  47,250
ELECTRICAL EQUIPMENT--2.58%
General Electric Company                               3,300     174,900
Solectron Corporation*                                 1,900      79,563
                                                              ----------
                                                                 254,463
EXPLORATION/DRILLING--0.84%
Global Marine Incorporated*                              900      25,369
Kerr-McGee Corporation                                   200      11,787
Tidewater, Incorporated                                  500      18,000
Union Pacific Resources Group, Incorporated            1,254      27,588
                                                              ----------
                                                                  82,744
FINANCIAL SERVICES--2.59%
American General Corporation                             300      18,300
Citigroup, Incorporated                                2,400     144,600
Countrywide Credit Industries, Incorporated            1,400      42,438
Morgan Stanley, Dean Witter, Discover and Company        600      49,950
                                                              ----------
                                                                 255,288
FOOD PRODUCERS--1.02%
IBP, Incorporated                                        900      13,894
Interstate Bakeries Corporation                        2,100      29,400
Smithfield Foods, Incorporated*                        1,400      39,287
Universal Foods Corporation                            1,000      18,500
                                                              ----------
                                                                 101,081
FOOD RETAILERS--0.98%
Albertson's, Incorporated                                600      19,950
Safeway, Incorporated*                                 1,700      76,713
                                                              ----------
                                                                  96,663
HOMEBUILDING/SUPPLIES--0.17%
Centex Corporation                                       700      16,450

INSURANCE COMPANIES--0.67%
CIGNA Corporation                                        600      56,100
Conseco, Incorporated                                  1,100      10,725
                                                              ----------
                                                                  66,825
LEISURE TIME/GAMING--0.29%
Brunswick Corporation                                  1,700      28,156

MEDICAL PRODUCTS/SUPPLIES--1.16%
Allergan, Incorporated                                   400      29,800
Beckman Coulter, Incorporated                            400      23,350
Johnson & Johnson                                        600      61,125
                                                              ----------
                                                                 114,275
MANUFACTURING - DIVERSIFIED--0.43%
Tyco International LTD                                   900      42,637

NATURAL GAS--1.70%
Enron Corporation                                      2,600     167,700

OIL INTERNATIONAL--3.02%
BP Amoco p.l.c. ADR                                    1,528      86,428
Chevron Corporation                                      900      76,331
Royal Dutch Petroleum Company ADR                      2,200     135,437
                                                              ----------
                                                                 298,196

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES     VALUE
RETAIL - GENERAL--0.57%
Federated Department Stores, Incorporated*               900  $   30,375
J. C. Penney Company, Incorporated                     1,400      25,813
                                                              ----------
                                                                  56,188
RETAIL - SPECIALTY--0.36%
Lowe's Companies, Incorporated                           600      24,637
Toys 'R' Us, Incorporated*                               700      10,194
                                                              ----------
                                                                  34,831
SEMICONDUCTORS--1.90%
Intel Corporation                                      1,400     187,163

SPECIALTY PRINTING/SERVICES--0.17%
Banta Corporation                                        900      17,044

STEEL--0.40%
Allegheny Technologies, Incorporated                     500       9,000
LTV Corporation                                        4,000      11,500
USX-U. S. Steel Group                                  1,000      18,562
                                                              ----------
                                                                  39,062
TELECOM - CELLULAR--0.50%
GTE Corporation                                          800      49,800

TELECOM - LONG DISTANCE--1.54%
AT&T Corporation                                       2,640      83,500
WorldCom, Incorporated*                                1,500      68,813
                                                              ----------
                                                                 152,313
TELEPHONE--1.69%
Alltel Corporation                                     1,000      61,938
US West, Incorporated New                              1,216     104,272
                                                              ----------
                                                                 166,210
TOBACCO--0.10%
UST, Incorporated                                        700      10,281

TRUCKING & SHIPPING--0.12%
USFreightways Corporation                                500      12,281
                                                              ----------
                                  TOTAL COMMON STOCK--42.06%
                                           (Cost $2,716,516)   4,148,386
                                                              ----------

                                                      FACE
BONDS AND NOTES                                      AMOUNT     VALUE
AUTO & TRUCK MANUFACTURERS--1.13%
DaimlerChrysler North America,
 7.20%, 09/01/09                                    $115,000  $  111,097

AUTO PARTS MANUFACTURERS--5.84%
Cooper Tire & Rubber Company,
 7.75%, 12/15/09                                     500,000     486,751
TRW, Incorporated, 6.30%, 05/15/08                   100,000      89,047
                                                              ----------
                                                                 575,798
BUILDING SUPPLIES--0.94%
Lafarge Corporation, 6.375%, 07/15/05                100,000      93,254

GOVERNMENT AGENCIES--12.44%
Federal Farm Credit Banks, 5.25%, 05/01/02           100,000      97,190
Federal Home Loan Bank, 4.875%, 01/22/02             250,000     242,619
Federal Home Loan Bank, 5.125%, 09/15/03             200,000     189,573
Federal Home Loan Bank, 5.25%, 04/25/02              150,000     145,949
Federal Home Loan Bank, 5.495%, 03/22/04             100,000      94,974
Federal Home Loan Mortgage Corporation, Pool #
 540341, 9.00%, 09/01/19                               2,560       2,637
Federal Home Loan Mortgage Corporation, Pool #
 360100, 9.00%, 04/01/20                              10,601      10,916
Federal National Mortgage Association, 7.55%,
 04/22/02                                             50,000      50,530
Federal National Mortgage Association, 7.70%,
 04/10/07                                            400,000     393,024
                                                              ----------
                                                               1,227,412
REAL ESTATE/REITS--0.94%
Weingarten Realty Investors,
 7.35%, 07/20/09                                     100,000      92,485

TELEPHONE--0.95%
US West Communications, Incorporated, 6.125%,
 11/15/05                                            100,000      93,413

U S TREASURY SECURITIES--8.24%
U S Treasury Bonds, 6.00%, 02/15/26                  680,000     664,700
U S Treasury Notes, 5.875%, 02/15/04                 150,000     147,938
                                                              ----------
                                                                 812,638
                                                              ----------
                               TOTAL BONDS AND NOTES--30.48%
                                           (Cost $2,988,721)   3,006,097
                                                              ----------

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT     VALUE
COMPUTER RELATED--6.08%
Compaq Computer Corporation,
 6.80%, 07/05/00                                    $300,000  $  299,772
IBM Corporation,6.75%, 07/03/00                      300,000     299,887
                                                              ----------
                                                                 599,659
ELECTRIC POWER--7.52%
Appalachian Power Company,
 6.97%, 07/19/00                                     304,000     302,940
Penn Power & Light, Incorporated,
 7.05%, 07/11/00                                     440,000     439,138
                                                              ----------
                                                                 742,078
FINANCIAL SERVICES--3.58%
Comdisco Incorporated, 6.92%, 7/25/00                355,000     353,362

FOOD PRODUCERS--4.71%
ConAgra, Incorporated, 6.90%, 07/12/00               240,000     239,494
Nabisco Incorporated, 6.80%, 07/06/00                225,000     224,787
                                                              ----------
                                                                 464,281
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT     VALUE
LEISURE TIME/GAMING--2.46%
Mattel, Incorporated, 6.84%, 07/13/00               $243,000  $  242,445

RETAIL - SPECIALTY--2.22%
Toys 'R' Us Incorporated, 6.82%, 07/07/00            219,000     218,751
                                                              ----------
                              TOTAL COMMERCIAL PAPER--26.57%
                                           (Cost $2,620,576)   2,620,576
                                                              ----------
                                   TOTAL INVESTMENTS--99.11%
                                           (Cost $8,325,813)   9,775,059
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.89%      87,469
                                                              ----------
                                         NET ASSETS--100.00%  $9,862,528
                                                              ==========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                   STATED    MATURITY      FACE
                                                  RATE(%)      DATE       AMOUNT      VALUE
FEDERAL AGENCIES--99.04%
Federal Agricultural Mortgage Corporation           6.42     07/13/00   $  640,000  $  638,855
Federal Home Loan Bank                              6.32     07/03/00      417,000     417,000
Federal Home Loan Bank                              6.39     07/07/00      506,000     505,640
Federal Home Loan Bank                              6.42     07/19/00    1,120,000   1,116,798
Federal Home Loan Bank                              6.43     07/10/00    1,349,000   1,347,313
Federal Home Loan Mortgage Corporation              6.39     07/05/00      597,000     596,787
Federal National Mortgage Association               6.47     07/06/00      378,000     377,796
                                                                                    ----------
                                                    TOTAL FEDERAL AGENCIES--99.04%
                                                                 (Cost $5,000,189)   5,000,189
                                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.96%      48,645
                                                                                    ----------
                                                               NET ASSETS--100.00%  $5,048,834
                                                                                    ==========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

COMMERCIAL PAPER                                             INTEREST/
                                                  MATURITY    STATED       FACE
                                                    DATE      RATE(%)     AMOUNT     VALUE
GOVERNMENT AGENCIES--0.98%
Federal Home Loan Mortgage Corporation            07/05/00     6.390     $ 50,000  $   49,964
                                                                                   ----------
                                                    TOTAL COMMERCIAL PAPER--0.98%
                                                                   (Cost $49,964)      49,964
                                                                                   ----------

CORPORATE BONDS

AUTO & TRUCK MANUFACTURERS--9.80%
Ford Credit Auto Owner Trust ABS                  11/15/03     7.030      500,000     499,605

BEVERAGES--9.46%
Coca-Cola Enterprises Incorporated                09/30/09     7.125      500,000     482,362

FINANCIAL SERVICES--9.90%
Block Financial Corporation                       04/15/07     8.500      500,000     504,812

RETAIL - GENERAL--1.74%
Dayton Hudson Corporation                         11/01/08     5.875      100,000      88,678

TELEPHONE--1.83%
Pacific Bell                                      11/01/09     6.625      100,000      93,240
                                                                                   ----------
                                                    TOTAL CORPORATE BONDS--32.73%
                                                                (Cost $1,646,537)   1,668,697
                                                                                   ----------

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--38.27%
Federal Home Loan Bank                            09/10/01     5.340      200,000     196,414
Federal Home Loan Bank                            01/26/10     8.000      100,000      98,571
Federal Home Loan Mortgage Corporation            02/05/04     5.830      500,000     479,571
Federal National Mortgage Association             04/26/01     5.380      200,000     197,747
Federal National Mortgage Association             04/15/02     6.625      500,000     497,612
Federal National Mortgage Association             02/19/04     6.000      500,000     481,730
                                                                                   ----------
                                                                                    1,951,645

U S GOVERNMENT SECURITIES--25.77%
U S Treasury Notes                                03/31/02     6.500      500,000     500,157
U S Treasury Notes                                05/15/04     5.250      200,000     192,938
U S Treasury Notes                                05/15/06     6.875      100,000     102,906
U S Treasury Notes                                07/15/06     7.000      500,000     517,969
                                                                                   ----------
                                                                                    1,313,970
                                                                                   ----------
                TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--64.04%
                                                                (Cost $3,241,848)   3,265,615
                                                                                   ----------
                                                        TOTAL INVESTMENTS--97.75%
                                                                (Cost $4,938,349)   4,984,276
                                   CASH AND OTHER ASSETS, LESS LIABILITIES--2.25%     114,712
                                                                                   ----------
                                                              NET ASSETS--100.00%  $5,098,988
                                                                                   ==========
ABBREVIATIONS
ABS--Asset Backed Security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
BIO/SPECIALTY PHARMACEUTICALS--13.62%
Abgenix, Incorporated*                                   500  $    59,930
Celgene Corporation*                                   1,000       58,875
CuraGen Corporation*                                   1,500       57,094
Maxygen Incorporated*                                  1,000       56,766
Millennium Pharmaceuticals, Incorporated*                500       55,937
Pharmacyclics, Incorporated*                           1,000       61,000
                                                              -----------
                                                                  349,602
COMMUNICATION EQUIPMENT--27.39%
Avanex Corporation*                                      700       66,850
Brocade Communications Systems, Incorporated*            700      128,439
Digital Lightwave, Incorporated*                         800       80,400
Ditech Communications Corporation*                       800       75,650
Powerwave Technologies, Incorporated*                  2,400      105,600
RF Micro Devices, Incorporated*                          700       61,338
Sycamore Networks, Incorporated*                         800       88,300
Tekelec*                                               2,000       96,375
                                                              -----------
                                                                  702,952
COMPUTER RELATED--7.58%
Juniper Networks, Incorporated*                        1,000      145,562
SanDisk Corporation*                                     800       48,950
                                                              -----------
                                                                  194,512
COMPUTER SOFTWARE/SERVICES--19.90%
Ariba, Incorporated*                                   1,200      117,656
BroadVision, Incorporated*                             1,000       50,813
Exodus Communications, Incorporated*                   2,000       92,125
Gemstar-TV Guide International, Incorporated*          1,000       61,453
QLogic Corporation*                                      700       46,244
Redback Networks Incorporated*                           800      142,400
                                                              -----------
                                                                  510,691

COMMON STOCK                                         SHARES      VALUE
COMPUTER - INTERNET--5.93%
Foundry Networks, Incorporated*                          500  $    55,250
InfoSpace, Incorporated*                               1,000       55,250
Vignette Corporation*                                    800       41,612
                                                              -----------
                                                                  152,112
DRUGS--3.70%
Lynx Therapeutics, Incorporated*                       2,000       95,125

ELECTRONICS--6.58%
Advanced Digital Information Corporation*              2,000       31,875
American Superconductor Corporation*                   1,000       48,250
PMC-Sierra, Incorporated*                                500       88,844
                                                              -----------
                                                                  168,969
SEMICONDUCTORS--14.18%
ARM Holdings plc sponsored ADR*                        1,500       49,312
Applied Micro Circuits Corporation*                      700       69,125
Broadcom Corporation (Class A)*                          500      109,469
Caliper Technologies Corporation*                      1,500       69,000
TriQuint Semiconductor, Incorporated*                    700       66,981
                                                              -----------
                                                                  363,887
                                  TOTAL COMMON STOCK--98.88%
                                           (Cost $2,370,046)    2,537,850
              CASH AND OTHER ASSETS, LESS LIABILITIES--1.12%       28,648
                                                              -----------
                                         NET ASSETS--100.00%  $ 2,566,498
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

COMMERCIAL PAPER                                             INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
GOVERNMENT AGENCIES--8.51%
Federal Home Loan Bank                            07/12/00      6.400    $1,645,000   $ 1,641,774
Federal Home Loan Mortgage Corporation            07/05/00      6.390        61,000        60,957
                                                                                      -----------
                                                      TOTAL COMMERCIAL PAPER--8.51%
                                                                  (Cost $1,702,731)     1,702,731
                                                                                      -----------
CORPORATE BONDS
AUTO PARTS MANUFACTURERS--9.02%
Hayes Lemmerz International, Incorporated         12/15/08      8.250     1,000,000       845,000
Lear Corporation                                  07/15/06      9.500     1,000,000       960,000
                                                                                      -----------
                                                                                        1,805,000
BANKS--4.93%
Sovereign Bancorp                                 11/15/06     10.500     1,000,000       987,500

CHEMICALS--4.97%
Lyondell Chemical Company                         05/01/09     10.875     1,000,000       995,000

COMMUNICATION SERVICES--4.88%
Williams Communication Group, Incorporated        10/01/09     10.875     1,000,000       977,500

COMPUTER - INTERNET--4.67%
Unisys Corporation                                04/01/08      7.875     1,000,000       935,000

ELECTRONICS--9.65%
Amkor Technologies, Incorporated                  05/01/06      9.250     1,000,000       986,250
Flextronics International LTD, yankee             10/15/07      8.750     1,000,000       945,000
                                                                                      -----------
                                                                                        1,931,250
FINANCIAL SERVICES--4.98%
LaBranche & Company                               03/02/07     12.000     1,000,000       996,250

HOMEBUILDING/SUPPLIES--4.45%
Toll Corporation                                  05/01/09      8.000     1,000,000       890,000

LEISURE TIME/GAMING--9.47%
International Game Technology                     05/15/09      8.375     1,000,000       945,000
Mohegan Tribal Gaming                             01/01/09      8.750     1,000,000       950,000
                                                                                      -----------
                                                                                        1,895,000
LODGING/HOTELS--4.48%
HMH Properties                                    08/01/08      7.875     1,000,000       897,500

MEDIA-TV/RADIO/CABLE--7.62%
Charter Communications Holdings (a)               01/15/10      0.000     1,000,000       568,750
News America Holdings                             10/17/08      7.375     1,000,000       955,947
                                                                                      -----------
                                                                                        1,524,697
OIL SERVICES--4.85%
Chesapeake Energy Corporation                     05/01/05      9.625     1,000,000       970,000

RETAIL - DISCOUNT--4.25%
K Mart Corporation                                10/01/12      7.750     1,000,000       850,578

SCHEDULE OF INVESTMENTS  June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

CORPORATE BONDS                                              INTEREST/
                                                  MATURITY    STATED        FACE
                                                    DATE     RATE (%)      AMOUNT        VALUE
STEEL--4.44%
AK Steel Corporation                              02/15/09      7.875    $1,000,000   $   887,500

TELEPHONE--7.03%
NEXTLINK Communications, Incorporated             10/01/07      9.625     1,000,000       942,500
WinStar Communications, Incorporated (a)(b)       04/15/10      0.000     1,000,000       465,000
                                                                                      -----------
                                                                                        1,407,500
                                                                                      -----------
                                                      TOTAL CORPORATE BONDS--89.69%
                                                                 (Cost $18,227,013)    17,950,275
                                                                                      -----------
                                                          TOTAL INVESTMENTS--98.20%
                                                                 (Cost $19,929,744)    19,653,006
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.80%       360,417
                                                                                      -----------
                                                                NET ASSETS--100.00%   $20,013,423
                                                                                      ===========
NOTES TO SCHEDULE OF INVESTMENTS
(a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2000, the market value of these securities amounted to $465,000 or 2.3% of net assets.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                                     SHARES     VALUE
AUSTRALIA--2.61%
The News Corporation Limited                           1,900  $  103,550
Westpac Banking Corporation Limited                      700      25,025
                                                              ----------
                                                                 128,575
FINLAND--3.25%
Nokia Oyj                                              3,200     159,800

FRANCE--11.26%
Alcatel S.A.                                           1,400      93,100
Aventis S.A.                                           1,200      87,075
Axa                                                    1,000      79,563
France Telecom S.A.                                    1,500     213,750
Groupe Danone                                          1,000      26,937
Total Fina Elf SA                                        700      53,769
                                                              ----------
                                                                 554,194
GERMANY--8.51%
DaimlerChrysler AG                                     1,000      52,063
Deutsche Bank AG                                         600      49,693
Deutsche Telekom AG                                    3,000     170,250
SAP AG (Systeme, Anwedungen, Produkte in der
 Datenverarbeitung)                                    1,200      56,325
Siemens AG                                               600      90,587
                                                              ----------
                                                                 418,918
HONG KONG--2.05%
Cable & Wireless HKT Limited                           4,700     101,050

IRELAND--0.42%
Bank of Ireland                                          800      20,550

ITALY--4.38%
ENI S.p.A.                                             1,200      69,825
Luxottica Group S.p.A.                                   600       7,312
Montedison S.p.A.                                        400       7,200
San Paolo -- IMI S.p.A.                                  600      21,225
Telecom Italia S.p.A.                                    800     110,050
                                                              ----------
                                                                 215,612

COMMON STOCK (a)                                     SHARES     VALUE
JAPAN--26.19%
Bank of Tokyo - Mitsubishi, Limited                    7,500  $   90,938
Canon Incorporated                                     1,400      70,525
Hitachi, Limited                                         500      72,062
Honda Motor Company, LTD                                 800      55,000
Kirin Brewery Company, Limited                           200      25,450
Matsushita Electric Industrial Company, Limited          300      77,100
NEC Corporation                                          500      79,250
Nippon Telegraph and Telephone Corporation             5,100     348,713
Sony Corporation                                       1,400     132,037
TDK Corporation                                          200      28,650
The Tokio Marine & Fire Insurance Company Limited        500      29,750
Toyota Motor Corporation                               3,000     279,563
                                                              ----------
                                                               1,289,038
NETHERLANDS--5.31%
ABN AMRO Holding NV                                    1,000      24,562
Aegon N.V.                                               800      28,500
ING Groep N.V.                                           600      40,500
Koninklijke Ahold NV                                     400      11,725
Koninklijke (Royal) Philips Electronics N.V.             900      42,750
Royal Dutch Petroleum Company                          1,400      86,188
Koninklijke KPN NV                                       600      26,962
                                                              ----------
                                                                 261,187
NORWAY--0.43%
Norsk Hydro ASA                                          500      21,031

PORTUGAL--0.59%
Electricidade de Portugal, S.A.                          400      14,586
Portugal Telecom, S.A.                                 1,300      14,625
                                                              ----------
                                                                  29,211
SPAIN--2.63%
Banco Bilbao Vizcaya Argentaria, S.A.                  1,600      23,600
Banco Santander Central Hispano SA                     2,400      24,900
Empresa Nacional de Electricidad S.A.                    800      15,600
Repsol YPF, S.A.                                         700      13,869
Telefonica SA                                            800      51,250
                                                              ----------
                                                                 129,219
SWEDEN--3.25%
Telefonaktiebolaget LM Ericsson AB                     8,000     160,000

SWITZERLAND--5.96%
Nestle SA                                                400      40,158
Novartis AG                                            6,200     248,000
Sulzer Medica                                            200       4,850
                                                              ----------
                                                                 293,008

SCHEDULE OF INVESTMENTS  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (a)                                     SHARES     VALUE
UNITED KINGDOM--15.57%
AstraZeneca Group plc                                  2,100  $   97,650
BG Group plc                                           1,000      32,625
BP Amoco p.l.c.                                        1,100      62,219
Barclays PLC                                             500      50,000
British Telecommunications plc                           800     105,800
Cable & Wireless plc                                     900      45,056
Cadbury Schweppes plc                                    600      15,750
Glaxo Wellcome plc                                       700      40,469
Imperial Chemical Industries plc                         200       6,163
National Power plc                                       400      10,200
Shell Transport & Trading Company                      2,000      99,875
SmithKline Beecham Plc                                 1,300      84,744
Unilever plc                                             900      22,612
Vodafone Group PLC                                     1,900      78,731
WPP Group plc                                            200      14,525
                                                              ----------
                                                                 766,419
                                                              ----------
                                  TOTAL COMMON STOCK--92.41%
                                           (Cost $4,638,869)   4,547,812
                                                              ----------

                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE
GOVERNMENT AGENCIES--7.56%
Federal Home Loan Mortgage Corporation, 6.57%,
 07/03/00                                           $372,000  $   371,864
                                                              -----------
                               TOTAL COMMERCIAL PAPER--7.56%
                                             (Cost $371,864)      371,864
                                                              -----------
                                   TOTAL INVESTMENTS--99.97%
                                           (Cost $5,010,733)    4,919,676
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.03%        1,699
                                                              -----------
                                         NET ASSETS--100.00%  $ 4,921,375
                                                              ===========
NOTES TO SCHEDULE OF INVESTMENTS
(a) This portfolio invests primarily in Depositary receipts, which include ADRs, GDRs, EuroDRs (Euro Depositary Receipts) and NYSs (New
    York Shares), these securities are negotiable U.S. securities that generally represent a non-U.S. company's publicly traded equity and are usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------

                                                                              EQUITY
                                                                GROWTH        INCOME       BALANCED    MONEY MARKET
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $21,002,750   $20,375,612   $9,775,059    $5,000,189
Cash and cash equivalents                                          40,629        41,964       35,213        15,016
Prepaid expenses                                                       --            78           --           112
Receivable for:
  Investment securities sold                                       17,000         8,500        9,452            --
  Dividends                                                        10,809        42,905        3,968            --
  Capital stock sold                                                2,179           397           89        55,436
  Interest                                                             --            --       47,173             3
  Expense reimbursement                                               749            --        1,263         1,056
Other Assets                                                          477           291          478         1,622
                                                              -----------   -----------   ----------    ----------
                                                TOTAL ASSETS   21,074,593    20,469,747    9,872,695     5,073,434
LIABILITIES
  Capital stock reacquired                                          1,615         6,146        4,164        20,959
Accrued:
  Investment advisory fee                                           8,549         8,454        4,002         2,427
  Service fee                                                       4,275         4,227        2,001         1,214
                                                              -----------   -----------   ----------    ----------
                                           TOTAL LIABILITIES       14,439        18,827       10,167        24,600
                                                              -----------   -----------   ----------    ----------
                                                  NET ASSETS  $21,060,154   $20,450,920   $9,862,528    $5,048,834
                                                              ===========   ===========   ==========    ==========
SHARES OUTSTANDING                                             10,187,728    10,689,166    6,241,115     5,048,834
                                                              ===========   ===========   ==========    ==========
NET ASSET VALUE PER SHARE                                     $      2.07   $      1.91   $     1.58    $     1.00
                                                              ===========   ===========   ==========    ==========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------

                                                                              EQUITY                     MONEY
                                                                GROWTH        INCOME       BALANCED      MARKET
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $    83,470   $   176,905   $   26,376           --
Interest                                                          149,478       127,435      185,116   $  183,134
                                                              -----------   -----------   ----------   ----------
                                     TOTAL INVESTMENT INCOME      232,948       304,340      211,492      183,134
EXPENSES
Investment advisory fees                                           50,454        49,948       24,224       15,335
Service fees                                                       25,227        24,974       12,112        7,667
Professional fees                                                   2,187         1,583        2,273        2,104
Custody and transaction fees                                       12,740        13,126       10,638        7,324
Directors' fees and expenses                                        3,187         3,187        3,187        3,187
Registration fees                                                     613         1,096          522          658
Other                                                                  --           261           --          379
                                                              -----------   -----------   ----------   ----------
                                              TOTAL EXPENSES       94,408        94,175       52,956       36,654
                                    LESS EXPENSES REIMBURSED       (6,614)       (2,168)      (9,357)      (9,977)
                                                              -----------   -----------   ----------   ----------
                                                NET EXPENSES       87,794        92,007       43,599       26,677
                                                              -----------   -----------   ----------   ----------
INVESTMENT INCOME--NET                                            145,154       212,333      167,893      156,457
                                                              -----------   -----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                571,474     1,152,026      456,454           --
  Change in unrealized depreciation of investments               (533,235)     (201,281)    (215,631)          --
                                                              -----------   -----------   ----------   ----------
NET GAIN ON INVESTMENTS                                            38,239       950,745      240,823           --
                                                              -----------   -----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   183,393   $ 1,163,078   $  408,716   $  156,457
                                                              ===========   ===========   ==========   ==========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/   HIGH YIELD    INTERNATIONAL
                                                                 BOND       MID-CAP        BOND           STOCK
                                                              PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
ASSETS
Investments in securities, at value                           $4,984,276   $2,537,850   $19,653,006    $4,919,676
Cash and cash equivalents                                        33,221        31,957         9,659            41
Receivable for:
  Dividends                                                          --            --            --         8,333
  Interest                                                       87,042            --       375,118            --
  Expense reimbursement                                           4,147         5,598         5,077         5,608
                                                              ----------   ----------   -----------    ----------
                                                TOTAL ASSETS  5,108,686     2,575,405    20,042,860     4,933,658
LIABILITIES
Accrued:
  Investment advisory fee                                         4,119         4,490        17,819         5,947
  Service fee                                                     2,060           898         8,099         1,982
Other liabilities                                                 3,519         3,519         3,519         4,354
                                                              ----------   ----------   -----------    ----------
                                           TOTAL LIABILITIES      9,698         8,907        29,437        12,283
                                                              ----------   ----------   -----------    ----------
                                                  NET ASSETS  $5,098,988   $2,566,498   $20,013,423    $4,921,375
                                                              ==========   ==========   ===========    ==========
SHARES OUTSTANDING                                            5,000,018     2,401,574    20,000,000     5,000,000
                                                              ==========   ==========   ===========    ==========
NET ASSET VALUE PER SHARE                                     $    1.02    $     1.07   $      1.00    $     0.98
                                                              ==========   ==========   ===========    ==========

STATEMENTS OF OPERATIONS  Two Months Ended June 30, 2000  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/   HIGH YIELD    INTERNATIONAL
                                                                 BOND       MID-CAP        BOND           STOCK
                                                              PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --            --            --    $   14,900
Interest                                                      $  59,669    $    2,325   $   316,590         6,106
                                                              ----------   ----------   -----------    ----------
                                     TOTAL INVESTMENT INCOME     59,669         2,325       316,590        21,006
EXPENSES
Investment advisory fees                                          4,119         4,490        17,819         5,947
Service fees                                                      2,060           898         8,099         1,982
Professional fees                                                   517           517           517           517
Custody and transaction fees                                      1,075         1,925         2,069         2,734
Directors' fees and expenses                                      2,970         2,970         2,970         2,970
Registration fees                                                    32            32            32            32
                                                              ----------   ----------   -----------    ----------
                                              TOTAL EXPENSES     10,773        10,832        31,506        14,182
                                    LESS EXPENSES REIMBURSED     (4,147)       (5,598)       (5,077)       (5,608)
                                                              ----------   ----------   -----------    ----------
                                                NET EXPENSES      6,626         5,234        26,429         8,574
                                                              ----------   ----------   -----------    ----------
INVESTMENT INCOME--NET                                           53,043        (2,909)      290,161        12,432
                                                              ----------   ----------   -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Change in unrealized appreciation (depreciation) of
   investments                                                   45,927       167,804      (276,738)      (91,057)
                                                              ----------   ----------   -----------    ----------
NET GAIN (LOSS) ON INVESTMENTS                                   45,927       167,804      (276,738)      (91,057)
                                                              ----------   ----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $  98,970    $  164,895   $    13,423    $  (78,625)
                                                              ==========   ==========   ===========    ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   -------------
                                                                 2000           1999
                                                              -----------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   145,154    $   186,246
  Net realized gain on investments                                571,474        168,473
  Change in unrealized appreciation (depreciation)               (533,235)     2,259,092
                                                              -----------    -----------
  Net increase in net assets resulting from operations            183,393      2,613,811
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                               --       (183,316)
  Capital gains                                                  (104,557)       (11,639)
                                                              -----------    -----------
  Total distributions to shareholders                            (104,557)      (194,955)

CAPITAL SHARE TRANSACTIONS--Net                                   704,604      2,155,929
                                                              -----------    -----------
TOTAL INCREASE                                                    783,440      4,574,785
NET ASSETS
  Beginning of period                                          20,276,714     15,701,929
                                                              -----------    -----------
  End of period                                               $21,060,154    $20,276,714
                                                              ===========    ===========

EQUITY INCOME PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   -------------
                                                                 2000           1999
                                                              -----------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   212,333    $   258,411
  Net realized gain on investments                              1,152,026      2,045,502
  Change in unrealized appreciation (depreciation)               (201,281)       459,785
                                                              -----------    -----------
  Net increase in net assets resulting from operations          1,163,078      2,763,698
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                               --       (252,141)
  Capital gains                                                  (343,730)    (1,672,601)
                                                              -----------    -----------
  Total distributions to shareholders                            (343,730)    (1,924,742)
CAPITAL SHARE TRANSACTIONS--Net                                  (242,188)     3,984,029
                                                              -----------    -----------
TOTAL INCREASE                                                    577,160      4,822,985
NET ASSETS
  Beginning of period                                          19,873,760     15,050,775
                                                              -----------    -----------
  End of perod                                                $20,450,920    $19,873,760
                                                              ===========    ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   -------------
                                                                 2000           1999
                                                              -----------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  167,893     $  248,909
  Net realized gain on investments                               456,454        600,460
  Change in unrealized depreciation                             (215,631)      (121,519)
                                                              ----------     ----------
  Net increase in net assets resulting from operations           408,716        727,850
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                              --       (243,837)
  Capital gains                                                  (29,700)      (555,948)
                                                              ----------     ----------
  Total distributions to shareholders                            (29,700)      (799,785)

CAPITAL SHARE TRANSACTIONS--Net                                  (79,555)     1,807,784
                                                              ----------     ----------
TOTAL INCREASE                                                   299,461      1,735,849
NET ASSETS
  Beginning of period                                          9,563,067      7,827,218
                                                              ----------     ----------
  End of period                                               $9,862,528     $9,563,067
                                                              ==========     ==========

MONEY MARKET PORTFOLIO

                                                              (UNAUDITED)
                                                              SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                               JUNE 30,     DECEMBER 31,
                                                              -----------   -------------
                                                                 2000           1999
                                                              -----------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  156,457     $  220,597
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (156,457)      (220,597)
CAPITAL SHARE TRANSACTIONS--Net                               (1,627,948)     2,322,962
                                                              ----------     ----------
TOTAL INCREASE (DECREASE)                                     (1,627,948)     2,322,962
NET ASSETS
  Beginning of period                                          6,676,782      4,353,820
                                                              ----------     ----------
  End of period                                               $5,048,834     $6,676,782
                                                              ==========     ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              (UNAUDITED)
                                                              TWO MONTHS
                                                                 ENDED
                                                               JUNE 30,
                                                              -----------
                                                                 2000
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   53,043
  Change in unrealized appreciation                               45,927
                                                              ----------
  Net increase in net assets resulting from operations            98,970
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                              --
  Capital gains                                                       --
                                                              ----------
  Total distributions to shareholders                                 --

CAPITAL SHARE TRANSACTIONS--Net                                5,000,018
                                                              ----------
TOTAL INCREASE                                                 5,098,988
NET ASSETS
  Beginning of period                                                 --
                                                              ----------
  End of period                                               $5,098,988
                                                              ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                              (UNAUDITED)
                                                              TWO MONTHS
                                                                 ENDED
                                                               JUNE 30,
                                                              -----------
                                                                 2000
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   (2,909)
  Change in unrealized appreciation                              167,804
                                                              ----------
  Net increase in net assets resulting from operations           164,895
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                              --
  Capital gains                                                       --
                                                              ----------
  Total distributions to shareholders                                 --

CAPITAL SHARE TRANSACTIONS--Net                                2,401,603
                                                              ----------
TOTAL INCREASE                                                 2,566,498
NET ASSETS
  Beginning of period                                                 --
                                                              ----------
  End of perod                                                $2,566,498
                                                              ==========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                              (UNAUDITED)
                                                              TWO MONTHS
                                                                 ENDED
                                                               JUNE 30,
                                                              -----------
                                                                 2000
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   290,161
  Change in unrealized depreciation                              (276,738)
                                                              -----------
  Net increase in net assets resulting from operations             13,423
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                               --
  Capital gains                                                        --
                                                              -----------
  Total distributions to shareholders                                  --

CAPITAL SHARE TRANSACTIONS--Net                                20,000,000
                                                              -----------
TOTAL INCREASE                                                 20,013,423
NET ASSETS
  Beginning of period                                                  --
                                                              -----------
  End of period                                               $20,013,423
                                                              ===========

INTERNATIONAL STOCK PORTFOLIO

                                                              (UNAUDITED)
                                                              TWO MONTHS
                                                                 ENDED
                                                               JUNE 30,
                                                              -----------
                                                                 2000
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   12,432
  Change in unrealized depreciation                              (91,057)
                                                              ----------
  Net decrease in net assets resulting from operations           (78,625)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                              --
  Capital gains                                                       --
                                                              ----------
  Total distributions to shareholders                                 --
CAPITAL SHARE TRANSACTIONS--Net                                5,000,000
                                                              ----------
TOTAL INCREASE                                                 4,921,375
NET ASSETS
  Beginning of period                                                 --
                                                              ----------
  End of period                                               $4,921,375
                                                              ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED
                                                    JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                   -----------   -------------------------------------------------------
                                                      2000         1999        1998        1997        1996       1995
                                                   -----------   ---------   ---------   ---------   --------   --------
      Net Asset Value, Beginning of Period          $  2.06      $  1.81     $  1.60     $  1.45     $ 1.27     $ 1.04
        Investment income--net                         0.01         0.02        0.02        0.03       0.02       0.02
      Net realized and unrealized gain on
       investments during the period                   0.01         0.25        0.27        0.27       0.21       0.27
                                                    -------      -------     -------     -------     ------     ------
                 Total from investment operations      0.02         0.27        0.29        0.30       0.23       0.29
      Less distributions from
        Investment income--net                        --           (0.02)      (0.02)      (0.03)     (0.02)     (0.02)
        Capital gains                                 (0.01)          --       (0.06)      (0.12)     (0.03)     (0.04)
                                                    -------      -------     -------     -------     ------     ------
                              Total distributions     (0.01)       (0.02)      (0.08)      (0.15)     (0.05)     (0.06)
                                                    -------      -------     -------     -------     ------     ------
      Net Asset Value, End of Period                $  2.07      $  2.06     $  1.81     $  1.60     $ 1.45     $ 1.27
                                                    =======      =======     =======     =======     ======     ======
      Total return                                     0.99 %**    14.99 %     18.62 %     20.72 %    17.98 %    28.50 %
                                                    =======      =======     =======     =======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)     $21,060      $20,277     $15,702     $11,127     $7,278     $4,781
      Ratio of expenses with reimbursement to
       average net assets                              0.87 %*      0.87 %      0.87 %      0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to
       average net assets                              0.94 %*      0.94 %      1.01 %      1.09 %     1.25 %     1.32 %
      Ratio of net investment income to average
       net assets                                      1.44 %*      1.06 %      1.00 %      1.69 %     1.84 %     1.99 %
      Portfolio turnover rate                          8.51 %      20.96 %     25.75 %     45.37 %    21.24 %    42.06 %

EQUITY INCOME PORTFOLIO

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                    -----------   ------------------------------------------------------
                                                       2000         1999        1998        1997       1996       1995
                                                    -----------   ---------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Period           $  1.84      $  1.75     $  1.56     $ 1.37     $ 1.21     $ 1.00
        Investment income--net                          0.02         0.03        0.02       0.03       0.03       0.03
      Net realized and unrealized gain on
       investments during the period                    0.08         0.26        0.22       0.28       0.19       0.24
                                                     -------      -------     -------     ------     ------     ------
                  Total from investment operations      0.10         0.29        0.24       0.31       0.22       0.27
      Less distributions from
        Investment income--net                            --        (0.03)      (0.02)     (0.03)     (0.03)     (0.03)
        Capital gains                                  (0.03)       (0.17)      (0.03)     (0.09)     (0.03)     (0.03)
                                                     -------      -------     -------     ------     ------     ------
                               Total distributions     (0.03)       (0.20)      (0.05)     (0.12)     (0.06)     (0.06)
                                                     -------      -------     -------     ------     ------     ------
      Net Asset Value, End of Period                 $  1.91      $  1.84     $  1.75     $ 1.56     $ 1.37     $ 1.21
                                                     =======      =======     =======     ======     ======     ======
      Total return                                      5.56 %**    17.09 %     15.85 %    22.41 %    17.69 %    27.19 %
                                                     =======      =======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)      $20,451      $19,874     $15,051     $9,783     $6,273     $4,028
      Ratio of expenses with reimbursement to
       average net assets                               0.92 %*      0.93 %      0.93 %     0.93 %     0.93 %     0.93 %
      Ratio of expenses without reimbursement to
       average net assets                               0.94 %*      0.94 %      0.99 %     1.10 %     1.14 %     1.26 %
      Ratio of net investment income to average
       net assets                                       2.12 %*      1.49 %      1.44 %     1.91 %     2.29 %     2.57 %
      Portfolio turnover rate                          22.01 %      16.42 %     24.83 %    35.08 %    20.79 %    30.87 %

       * Ratios annualized
      ** Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                    -----------   ------------------------------------------------------
                                                       2000         1999        1998        1997       1996       1995
                                                    -----------   ---------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Period           $  1.52      $  1.54     $  1.39     $ 1.27     $ 1.18     $ 0.99
        Investment income--net                          0.03         0.04        0.04       0.04       0.04       0.04
      Net realized and unrealized gain on
       investments during the period                    0.03         0.08        0.19       0.20       0.10       0.19
                                                     -------      -------     -------     ------     ------     ------
                  Total from investment operations      0.06         0.12        0.23       0.24       0.14       0.23
      Less distributions from
        Investment income--net                         --           (0.04)      (0.04)     (0.05)     (0.04)     (0.04)
        Capital gains                                  --           (0.10)      (0.04)     (0.07)     (0.01)        --
                                                     -------      -------     -------     ------     ------     ------
                               Total distributions      0.00        (0.14)      (0.08)     (0.12)     (0.05)     (0.04)
                                                     -------      -------     -------     ------     ------     ------
      Net Asset Value, End of Period                 $  1.58      $  1.52     $  1.54     $ 1.39     $ 1.27     $ 1.18
                                                     =======      =======     =======     ======     ======     ======
      Total return                                      4.26 %**     8.00 %     16.58 %    18.80 %    12.23 %    22.80 %
                                                     =======      =======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)      $ 9,863      $ 9,563     $ 7,827     $5,595     $4,281     $3,399
      Ratio of expenses with reimbursement to
       average net assets                               0.90 %*      0.90 %      0.90 %     0.90 %     0.90 %     0.90 %
      Ratio of expenses without reimbursement to
       average net assets                               1.09 %*      1.14 %      1.24 %     1.30 %     1.48 %     1.37 %
      Ratio of net investment income to average
       net assets                                       3.47 %*      2.89 %      2.79 %     3.43 %     3.25 %     3.19 %
      Portfolio turnover rate                          10.42 %      31.53 %     14.14 %    23.02 %    16.71 %    15.97 %

MONEY MARKET PORTFOLIO

                                                    (UNAUDITED)
                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                    -----------   ------------------------------------------------------
                                                       2000         1999        1998        1997       1996       1995
                                                    -----------   ---------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Period           $  1.00      $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
        Investment income--net                          0.03         0.04        0.05       0.05       0.08       0.05
                                                     -------      -------     -------     ------     ------     ------
                  Total from investment operations      0.03         0.04        0.05       0.05       0.08       0.05
      Less distributions from
        Investment income--net                         (0.03)       (0.04)      (0.05)     (0.05)     (0.08)     (0.05)
                                                     -------      -------     -------     ------     ------     ------
                               Total distributions     (0.03)       (0.04)      (0.05)     (0.05)     (0.08)     (0.05)
                                                     -------      -------     -------     ------     ------     ------
      Net Asset Value, End of Period                 $  1.00      $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                                     =======      =======     =======     ======     ======     ======
      Total return                                      2.60 %**     4.26 %      4.65 %     4.78 %     4.61 %     5.11 %
                                                     =======      =======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)      $ 5,049      $ 6,677     $ 4,354     $2,821     $2,532     $2,398
      Ratio of expenses with reimbursement to
       average net assets                               0.87 %*      0.87 %      0.87 %     0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to
       average net assets                               1.20 %*      1.28 %      1.37 %     1.23 %     1.22 %     1.21 %
      Ratio of net investment income to average
       net assets                                       5.11 %*      4.20 %      4.55 %     4.62 %     4.51 %     5.03 %

       * Ratios annualized
      ** Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                    (UNAUDITED)
                                                                    PERIOD FROM
                                                                    MAY 1, 2000
                                                                         TO
                                                                      JUNE 30,
                                                                    ------------
                                                                        2000
                                                                    ------------
      Net Asset Value, Beginning of Period                            $ 1.00
        Investment income--net                                          0.01
      Net realized and unrealized gain on investments during the
       period                                                           0.01
                                                                      ------
                                  Total from investment operations      0.02
      Less distributions from
        Investment income--net                                            --
        Capital gains                                                     --
                                                                      ------
                                               Total distributions      0.00
                                                                      ------
      Net Asset Value, End of Period                                  $ 1.02
                                                                      ======
      Total return                                                      2.00 %**
                                                                      ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                       $5,099
      Ratio of expenses with reimbursement to average net assets        0.79 %*
      Ratio of expenses without reimbursement to average net
       assets                                                           1.29 %*
      Ratio of net investment income to average net assets              6.33 %*
      Portfolio turnover rate                                           0.71 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                    (UNAUDITED)
                                                                    PERIOD FROM
                                                                    MAY 1, 2000
                                                                         TO
                                                                      JUNE 30,
                                                                    ------------
                                                                        2000
                                                                    ------------
      Net Asset Value, Beginning of Period                            $ 1.00
        Investment income--net                                            --
      Net realized and unrealized gain on investments during the
       period                                                           0.07
                                                                      ------
                                  Total from investment operations      0.07
      Less distributions from
        Investment income--net                                            --
        Capital gains                                                     --
                                                                      ------
                                               Total distributions      0.00
                                                                      ------
      Net Asset Value, End of Period                                  $ 1.07
                                                                      ======
      Total return                                                      7.00 %**
                                                                      ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                       $2,566
      Ratio of expenses with reimbursement to average net assets        1.42 %*
      Ratio of expenses without reimbursement to average net
       assets                                                           2.94 %*
      Ratio of net investment income to average net assets             (0.79)%*
      Portfolio turnover rate                                             --

       * Ratios annualized
      ** Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                       (UNAUDITED)
                                                                       PERIOD FROM
                                                                       MAY 1, 2000
                                                                            TO
                                                                         JUNE 30,
                                                                    ------------------
                                                                           2000
                                                                    ------------------
      Net Asset Value, Beginning of Period                          $           1.00
        Investment income--net                                                  0.01
      Net realized and unrealized gain on investments during the
       period                                                                  (0.01)
                                                                    ----------------
                                  Total from investment operations              0.00
      Less distributions from
        Investment income--net                                                    --
        Capital gains                                                             --
                                                                    ----------------
                                               Total distributions              0.00
                                                                    ----------------
      Net Asset Value, End of Period                                $           1.00
                                                                    ================
      Total return                                                              0.00 %**
                                                                    ================
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $         20,013
      Ratio of expenses with reimbursement to average net assets                0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                                   0.96 %*
      Ratio of net investment income to average net assets                      8.81 %*
      Portfolio turnover rate                                                     --

INTERNATIONAL STOCK PORTFOLIO

                                                                       (UNAUDITED)
                                                                       PERIOD FROM
                                                                       MAY 1, 2000
                                                                           TO
                                                                        JUNE 30,
                                                                    -----------------
                                                                          2000
                                                                    -----------------
      Net Asset Value, Beginning of Period                          $          1.00
        Investment income--net                                                   --
      Net realized and unrealized gain on investments during the
       period                                                                 (0.02)
                                                                    ---------------
                                  Total from investment operations            (0.02)
      Less distributions from
        Investment income--net                                                   --
        Capital gains                                                            --
                                                                    ---------------
                                               Total distributions             0.00
                                                                    ---------------
      Net Asset Value, End of Period                                $          0.98
                                                                    ===============
      Total return                                                            (2.00)%**
                                                                    ===============
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $         4,921
      Ratio of expenses with reimbursement to average net assets               1.06 %*
      Ratio of expenses without reimbursement to average net
       assets                                                                  1.76 %*
      Ratio of net investment income to average net assets                     1.54 %*
      Portfolio turnover rate                                                    --

       * Ratios annualized
      ** Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)  June 30, 2000
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income (formerly Managed), Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000 four new portfolios were added they are the Government Bond Portfolio, Small-Cap/Mid-Cap Portfolio, High Yield Bond Portfolio and the International Stock Portfolio.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

INVESTMENT VALUATIONS:

GROWTH, EQUITY INCOME, BALANCED, GOVERNMENT BOND, SMALL-CAP/MID-CAP, HIGH YIELD BOND AND INTERNATIONAL STOCK PORTFOLIOS
Investments listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

MONEY MARKET PORTFOLIO
Investments are valued at amortized cost (premiums and discounts are amortized on a straight-line basis), which has been determined by the Fund's Board of Directors to closely approximate the fair value of such securities. The Fund intends to maintain a continuous net asset value per share of $1.00, rounded to the nearest cent.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund repurchases its shares at net asset value. Dividends and other distributions are recorded by the Fund on the ex-dividend date and may be reinvested at net asset value. For the Money Market Portfolio, distributions are computed daily and distributed monthly.

EXPENSES:
Operating expenses directly attributable to a portfolio are charged to that portfolio's operations. Expenses of the Fund, which are not directly attributable to the operations of any portfolio, are prorated among all portfolios of the Fund based on the relative net assets of each portfolio.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                    INVESTMENT    SERVICE
                   ADVISORY FEE     FEE
Growth                 0.50%       0.25%
Equity Income          0.50%       0.25%
Balanced               0.50%       0.25%
Money Market           0.50%       0.25%
Government Bond        0.50%       0.25%
Small-Cap/Mid-Cap      1.25%       0.25%
High Yield Bond        0.55%       0.25%
International
Stock                  0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs are paid by American National. SM&R has agreed to reimburse the Fund for expenses of any kind (exclusive of interest, commissions and other expenses incidental to portfolio transactions) which exceed the following percentages of each portfolio's average daily net assets:

Growth              0.87%
Equity Income       0.93%
Balanced            0.90%
Money Market        0.87%
Government Bond     0.80%
Small-Cap/Mid-Cap   1.50%
High Yield Bond     0.80%
International
Stock               1.10%

Prior to May 1, 1994, the reimbursement percentage was 1.50% of each portfolio's average daily net assets.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

As of June 30, 2000 SM&R and American National had the following ownership in the Portfolios:

                                                                  AMERICAN NATIONAL          AMERICAN NATIONAL
                                              SM&R                CORPORATE ACCOUNTS         SEPARATE ACCOUNTS
                                     -----------------------   ------------------------   -----------------------
                                                 PERCENT OF                 PERCENT OF                PERCENT OF
                                                   SHARES                     SHARES                    SHARES
                                      SHARES     OUTSTANDING     SHARES     OUTSTANDING    SHARES     OUTSTANDING
Growth                                 138,327      1.36%       2,701,654       26.52%    7,347,747     72.12%
Equity Income                          154,203      1.44%       2,958,484       27.68%    7,576,479     70.88%
Balanced                                83,363      1.34%       2,822,353       45.21%    3,335,399     53.45%
Money Market                           360,233      7.14%       2,522,918       49.97%    2,165,683     42.89%
Government Bond                         --         --           5,000,000      100.00%           18     --
Small-Cap/Mid-Cap                      400,000     16.66%       2,000,000       83.28%        1,574      0.06%
High Yield Bond                         --         --          20,000,000      100.00%       --         --
International Stock                  1,500,000     30.00%       3,500,000       70.00%       --         --

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                            PURCHASES      SALES
Growth                                     $ 2,182,890   $1,335,512
Equity Income                              $ 8,347,683   $3,454,841
Balanced                                   $   941,931   $  742,507
Government Bond                            $ 4,884,178   $    5,370
Small-Cap/Mid-Cap                          $ 2,370,048   $   --
High Yield Bond                            $18,193,340   $   --
International Stock                        $ 4,638,869   $   --

Gross unrealized appreciation and depreciation as of June 30, 2000 were as follows:

                                            APPRECIATION   DEPRECIATION
Growth                                       $7,046,125     $1,285,618
Equity Income                                $5,252,226     $1,420,374
Balanced                                     $1,895,904     $  446,658
Government Bond                              $   45,927     $  --
Small-Cap/Mid-Cap                            $  390,891     $  223,087
High Yield Bond                              $   63,929     $  340,667
International Stock                          $  217,037     $  308,094

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK

GROWTH PORTFOLIO
                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                    JUNE 30, 2000                   DECEMBER 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares                                            906,184   $  1,837,216          1,702,006   $  3,211,140
Investment income dividends reinvested                            --             --                  94,008        183,316
Distributions from net realized gains reinvested                   50,511        104,557              5,969         11,639
                                                              -----------   ------------        -----------   ------------
Subtotals                                                         956,695      1,941,773          1,801,983      3,406,095
Redemptions of capital shares                                    (606,553)    (1,237,169)          (647,985)    (1,250,166)
                                                              -----------   ------------        -----------   ------------
Net increase in capital shares outstanding                        350,142   $    704,604          1,153,998   $  2,155,929
                                                                            ============                      ============
Shares outstanding at beginning of period                       9,837,586                         8,683,588
                                                              -----------                       -----------
Shares outstanding at end of period                            10,187,728                         9,837,586
                                                              ===========                       ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--10,187,728 shares of $.01 par value
  outstanding (115,000,000 authorized) (par and additional
  paid-in capital)                                                          $ 14,598,062
Undistributed net investment income                                              148,084
Accumulated net realized gain on investments                                     553,501
Net unrealized appreciation of investments                                     5,760,507
                                                                            ------------
Net Assets                                                                  $ 21,060,154
                                                                            ============
EQUITY INCOME PORTFOLIO
                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                    JUNE 30, 2000                   DECEMBER 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares                                            462,472   $    850,941          1,824,138   $  3,317,155
Investment income dividends reinvested                            --             --                 143,262        252,141
Distributions from net realized gains reinvested                  178,099        343,731            950,342      1,672,601
                                                              -----------   ------------        -----------   ------------
Subtotals                                                         640,571      1,194,672          2,917,742      5,241,897
Redemptions of capital shares                                    (760,643)    (1,436,860)          (686,142)    (1,257,868)
                                                              -----------   ------------        -----------   ------------
Net increase (decrease) in capital shares outstanding            (120,072)  $   (242,188)         2,231,600   $  3,984,029
                                                                            ============                      ============
Shares outstanding at beginning of period                      10,809,238                         8,577,638
                                                              -----------                       -----------
Shares outstanding at end of period                            10,689,166                        10,809,238
                                                              ===========                       ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--10,689,166 shares of $.01 par value
  outstanding (120,000,000 authorized) (par and additional
  paid-in capital)                                                          $ 15,242,791
Undistributed net investment income                                              218,603
Accumulated net realized gain on investments                                   1,157,674
Net unrealized appreciation of investments                                     3,831,852
                                                                            ------------
Net Assets                                                                  $ 20,450,920
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO
                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                    JUNE 30, 2000                   DECEMBER 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares                                            489,712   $    759,310          1,056,670   $  1,639,801
Investment income dividends reinvested                            --             --                 164,755        243,837
Distributions from net realized gains reinvested                   18,798         29,700            375,640        555,948
                                                              -----------   ------------        -----------   ------------
Subtotals                                                         508,510        789,010          1,597,065      2,439,586
Redemptions of capital shares                                    (554,560)      (868,565)          (404,768)      (631,802)
                                                              -----------   ------------        -----------   ------------
Net increase (decrease) in capital shares outstanding             (46,050)  $    (79,555)         1,192,297   $  1,807,784
                                                                            ============                      ============
Shares outstanding at beginning of period                       6,287,165                         5,094,868
                                                              -----------                       -----------
Shares outstanding at end of period                             6,241,115                         6,287,165
                                                              ===========                       ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--6,241,115 shares of $.01 par value
  outstanding (115,000,000 authorized) (par and additional
  paid-in capital)                                                          $  7,783,530
Undistributed net investment income                                              172,965
Accumulated net realized gain on investments                                     456,787
Net unrealized appreciation of investments                                     1,449,246
                                                                            ------------
Net Assets                                                                  $  9,862,528
                                                                            ============
MONEY MARKET PORTFOLIO
                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED                     YEAR ENDED
                                                                    JUNE 30, 2000                   DECEMBER 31, 1999
                                                              --------------------------        --------------------------
                                                                SHARES         AMOUNT             SHARES         AMOUNT
                                                              -----------   ------------        -----------   ------------
Sale of capital shares                                         10,360,919   $ 10,360,919         21,010,546   $ 21,010,546
Investment income dividends reinvested                            156,613        156,613            221,637        221,637
                                                              -----------   ------------        -----------   ------------
Subtotals                                                      10,517,532     10,517,532         21,232,183     21,232,183
Redemptions of capital shares                                 (12,145,480)   (12,145,480)       (18,909,221)   (18,909,221)
                                                              -----------   ------------        -----------   ------------
Net increase (decrease) in capital shares outstanding          (1,627,948)  $ (1,627,948)         2,322,962   $  2,322,962
                                                                            ============                      ============
Shares outstanding at beginning of period                       6,676,782                         4,353,820
                                                              -----------                       -----------
Shares outstanding at end of period                             5,048,834                         6,676,782
                                                              ===========                       ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--5,048,834 shares of $.01 par value
  outstanding (1,050,000,000 authorized) (par and additional
  paid-in capital)                                                          $  5,048,834
                                                                            ------------
Net Assets                                                                  $  5,048,834
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT BOND PORTFOLIO
                                                                     (UNAUDITED)
                                                                   TWO MONTHS ENDED
                                                                    JUNE 30, 2000
                                                              --------------------------
                                                                SHARES         AMOUNT
                                                              -----------   ------------
Sale of capital shares                                          5,000,018   $  5,000,018
Investment income dividends reinvested                            --             --
Distributions from net realized gains reinvested                  --             --
                                                              -----------   ------------
Subtotals                                                       5,000,018      5,000,018
Redemptions of capital shares                                     --             --
                                                              -----------   ------------
Net increase in capital shares outstanding                      5,000,018   $  5,000,018
                                                                            ============
Shares outstanding at beginning of period                         --
                                                              -----------
Shares outstanding at end of period                             5,000,018
                                                              ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--5,000,018 shares of $.01 par value
  outstanding (15,000,000 authorized) (par and additional
  paid-in capital)                                                          $  5,000,018
Undistributed net investment income                                               53,043
Net unrealized appreciation of investments                                        45,927
                                                                            ------------
Net Assets                                                                  $  5,098,988
                                                                            ============
SMALL-CAP/MID-CAP PORTFOLIO
                                                                     (UNAUDITED)
                                                                   TWO MONTHS ENDED
                                                                    JUNE 30, 2000
                                                              --------------------------
                                                                SHARES         AMOUNT
                                                              -----------   ------------
Sale of capital shares                                          2,401,574   $  2,401,603
Investment income dividends reinvested                            --             --
Distributions from net realized gains reinvested                  --             --
                                                              -----------   ------------
Subtotals                                                       2,401,574      2,401,603
Redemptions of capital shares                                     --             --
                                                              -----------   ------------
Net increase in capital shares outstanding                      2,401,574   $  2,401,603
                                                                            ============
Shares outstanding at beginning of period                         --
                                                              -----------
Shares outstanding at end of period                             2,401,574
                                                              ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--2,401,574 shares of $.01 par value
  outstanding (10,000,000 authorized) (par and additional
  paid-in capital)                                                          $  2,398,694
Net unrealized appreciation of investments                                       167,804
                                                                            ------------
Net Assets                                                                  $  2,566,498
                                                                            ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

HIGH YIELD BOND PORTFOLIO
                                                                     (UNAUDITED)
                                                                   TWO MONTHS ENDED
                                                                    JUNE 30, 2000
                                                              --------------------------
                                                                SHARES         AMOUNT
                                                              -----------   ------------
Sale of capital shares                                         20,000,000   $ 20,000,000
Investment income dividends reinvested                            --             --
Distributions from net realized gains reinvested                  --             --
                                                              -----------   ------------
Subtotals                                                      20,000,000     20,000,000
Redemptions of capital shares                                     --             --
                                                              -----------   ------------
Net increase in capital shares outstanding                     20,000,000   $ 20,000,000
                                                                            ============
Shares outstanding at beginning of period                         --
                                                              -----------
Shares outstanding at end of period                            20,000,000
                                                              ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--20,000,000 shares of $.01 par value
  outstanding (40,000,000 authorized) (par and additional
  paid-in capital)                                                          $ 20,000,000
Undistributed net investment income                                              290,161
Net unrealized depreciation of investments                                      (276,738)
                                                                            ------------
Net Assets                                                                  $ 20,013,423
                                                                            ============
INTERNATIONAL STOCK PORTFOLIO
                                                                     (UNAUDITED)
                                                                   TWO MONTHS ENDED
                                                                    JUNE 30, 2000
                                                              --------------------------
                                                                SHARES         AMOUNT
                                                              -----------   ------------
Sale of capital shares                                          5,000,000   $  5,000,000
Investment income dividends reinvested                            --             --
Distributions from net realized gains reinvested                  --             --
                                                              -----------   ------------
Subtotals                                                       5,000,000      5,000,000
Redemptions of capital shares                                     --             --
                                                              -----------   ------------
Net increase in capital shares outstanding                      5,000,000   $  5,000,000
                                                                            ============
Shares outstanding at beginning of period                         --
                                                              -----------
Shares outstanding at end of period                             5,000,000
                                                              ===========
The components of net assets at June 30, 2000, are as
  follows:
Capital Stock--5,000,000 shares of $.01 par value
  outstanding (20,000,000 authorized) (par and additional
  paid-in capital)                                                          $  5,000,000
Undistributed net investment income                                               12,432
Net unrealized depreciation of investments                                       (91,057)
                                                                            ------------
Net Assets                                                                  $  4,921,375
                                                                            ============

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                       S E M I - A N N U A L  R E P O R T

                                        AMERICAN
                                        NATIONAL
                                        INVESTMENT
                                        ACCOUNTS
                                        INC.

                                                      / / GROWTH PORTFOLIO
                                                      / / EQUITY INCOME
                                                      PORTFOLIO
                                                      / / BALANCED PORTFOLIO
                                                      / / MONEY MARKET PORTFOLIO
                                                      / / GOVERNMENT BOND
                                                      PORTFOLIO
                                                      / / SMALL-CAP/MID-CAP
                                                      PORTFOLIO
                                                      / / HIGH YIELD BOND
                                                      PORTFOLIO
                                                      / / INTERNATIONAL STOCK
                                                      PORTFOLIO

                                                      SEMI-ANNUAL REPORT
                                                      JUNE 30, 2000

                                                     "The financial statements
                                                     contained herein are
                                                     included for the general
                                                     information of our
                                                     shareholders. This report
                                                     is not authorized for
                                                     distribution to prospective
                                                     investors unless preceded
                                                     or accompanied by an
                                                     effective prospectus."

                                                 Form 9429
                                                 6/00